Condensed Consolidating Financial Information - Summary of Condensed Consolidating Cash Flows (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ 107,111,000	$ 85,263,000	$ 176,053,000	$ 116,123,000	$ 138,366,000
Cash flows from investing activities:
Exploration, development, and other capital expenditures	(140,968,000)	(62,535,000)	(155,177,000)	(113,032,000)	(245,716,000)
Cash paid for acquisitions, net of cash acquired	293,001,000	(2,244,000)	(2,464,000)	(85,886,000)	(39,423,000)
Net cash provided by (used in) investing activities	152,033,000	(64,779,000)	(157,641,000)	(198,918,000)	(285,139,000)
Cash flows from financing activities:
Repayment of Old Bank Credit Facility	(403,000,000)
Redemption of Senior Notes and other long-term debt	(25,046,000)	(1,000,000)	(1,000,000)
Proceeds from Bank Credit Facility	294,000,000	10,000,000	10,000,000	15,000,000	120,000,000
Repayment of Bank Credit Facility	(54,000,000)	(15,000,000)	(15,000,000)	(10,000,000)	(30,000,000)
Deferred financing costs	(17,469,000)				(269,000)
Payments of capital lease	(6,958,000)	(5,870,000)	(12,412,000)	(5,267,000)
Distributions to subsidiary issuer	0	0
Contributions from Sponsors				93,750,000	75,000,000
Distributions to subsidiaries				(1,859,000)	(1,500,000)
Net cash provided by (used in) financing activities	(212,473,000)	(11,870,000)	(18,412,000)	91,624,000	108,231,000
Net increase (decrease) in cash, cash equivalents and restricted cash	46,671,000	8,614,000		8,829,000	(38,542,000)
Cash, cash equivalents and restricted cash:
Balance, beginning of period	33,433,000	33,433,000	33,433,000	24,604,000	63,146,000
Balance, end of period	80,104,000	42,047,000	33,433,000	33,433,000	24,604,000
GCER Bank Credit Facility
Cash flows from financing activities:
Repayment of Bank Credit Facility					(55,000,000)
Old Bank Credit Facility
Cash flows from financing activities:
Proceeds from Bank Credit Facility		10,000,000
Repayment of Bank Credit Facility	(403,000,000)	(15,000,000)
Talos
Cash flows from investing activities:
Investments in subsidiaries				(91,891,000)	(73,500,000)
Net cash provided by (used in) investing activities				(91,891,000)	(73,500,000)
Cash flows from financing activities:
Contributions from Sponsors				93,750,000	75,000,000
Distributions to subsidiaries				(1,859,000)	(1,500,000)
Net cash provided by (used in) financing activities				91,891,000	73,500,000
Talos Issuers
Cash flows from operating activities:
Net cash provided by (used in) operating activities	(54,941,000)	(16,268,000)	(30,245,000)	124,698,000	81,598,000
Cash flows from investing activities:
Exploration, development, and other capital expenditures	(20,027,000)	(73,000)	(260,000)	(301,000)	(2,380,000)
Investments in subsidiaries	(384,089,000)	(287,689,000)	(577,055,000)	(524,192,000)	(579,822,000)
Distributions from subsidiaries	677,573,000	292,580,000	611,526,000	411,074,000	300,891,000
Net cash provided by (used in) investing activities	273,457,000	4,818,000	34,211,000	(113,419,000)	(281,311,000)
Cash flows from financing activities:
Repayment of Old Bank Credit Facility	(403,000,000)
Redemption of Senior Notes and other long-term debt	(24,977,000)	(1,000,000)	(1,000,000)
Proceeds from Bank Credit Facility	294,000,000	10,000,000	10,000,000	15,000,000	120,000,000
Repayment of Bank Credit Facility	(54,000,000)	(15,000,000)	(15,000,000)	(10,000,000)	(30,000,000)
Deferred financing costs	(17,469,000)				(269,000)
Capital contributions					73,500,000
Net cash provided by (used in) financing activities	(205,446,000)	(6,000,000)	(6,000,000)	5,000,000	163,231,000
Net increase (decrease) in cash, cash equivalents and restricted cash	13,070,000	(17,450,000)	(2,034,000)	16,279,000	(36,482,000)
Cash, cash equivalents and restricted cash:
Balance, beginning of period	22,315,000	24,349,000	24,349,000	8,070,000	44,552,000
Balance, end of period	35,385,000	6,899,000	22,315,000	24,349,000	8,070,000
Talos Issuers | Old Bank Credit Facility
Cash flows from financing activities:
Repayment of Bank Credit Facility	(403,000,000)
Guarantors
Cash flows from operating activities:
Net cash provided by (used in) operating activities	160,304,000	84,651,000	204,419,000	(2,806,000)	55,946,000
Cash flows from investing activities:
Exploration, development, and other capital expenditures	(117,667,000)	(54,770,000)	(132,317,000)	(106,647,000)	(242,203,000)
Cash paid for acquisitions, net of cash acquired	293,001,000	(2,244,000)	(2,464,000)	(85,886,000)	(39,423,000)
Distributions from subsidiaries	9,000	1,527,000	6,041,000
Net cash provided by (used in) investing activities	175,343,000	(55,487,000)	(128,740,000)	(192,533,000)	(281,626,000)
Cash flows from financing activities:
Redemption of Senior Notes and other long-term debt	(69,000)
Payments of capital lease	(6,958,000)	(5,870,000)	(12,412,000)	(5,267,000)
Capital contributions	382,089,000	279,689,000	550,555,000	599,630,000	578,643,000
Distributions to subsidiary issuer	(677,573,000)	(292,580,000)	(611,526,000)	(408,050,000)	(300,779,000)
Contributions from Sponsors	382,089,000	279,689,000
Distributions to subsidiaries	(677,573,000)	(292,580,000)
Net cash provided by (used in) financing activities	(302,511,000)	(18,761,000)	(73,383,000)	186,313,000	222,864,000
Net increase (decrease) in cash, cash equivalents and restricted cash	33,136,000	10,403,000	2,296,000	(9,026,000)	(2,816,000)
Cash, cash equivalents and restricted cash:
Balance, beginning of period	9,048,000	6,752,000	6,752,000	15,778,000	18,594,000
Balance, end of period	42,184,000	17,155,000	9,048,000	6,752,000	15,778,000
Guarantors | GCER Bank Credit Facility
Cash flows from financing activities:
Repayment of Bank Credit Facility					(55,000,000)
Non-Guarantors
Cash flows from operating activities:
Net cash provided by (used in) operating activities	1,748,000	16,880,000	1,879,000	(5,769,000)	822,000
Cash flows from investing activities:
Exploration, development, and other capital expenditures	(3,274,000)	(7,692,000)	(22,600,000)	(6,084,000)	(1,133,000)
Net cash provided by (used in) investing activities	(3,274,000)	(7,692,000)	(22,600,000)	(6,084,000)	(1,133,000)
Cash flows from financing activities:
Capital contributions	2,000,000	8,000,000	26,500,000	16,453,000	1,179,000
Distributions to subsidiary issuer	(9,000)	(1,527,000)	(6,041,000)	(3,024,000)	(112,000)
Contributions from Sponsors	2,000,000	8,000,000
Distributions to subsidiaries	(9,000)	(1,527,000)
Net cash provided by (used in) financing activities	1,991,000	6,473,000	20,459,000	13,429,000	1,067,000
Net increase (decrease) in cash, cash equivalents and restricted cash	465,000	15,661,000	(262,000)	1,576,000	756,000
Cash, cash equivalents and restricted cash:
Balance, beginning of period	2,070,000	2,332,000	2,332,000	756,000
Balance, end of period	2,535,000	17,993,000	2,070,000	2,332,000	756,000
Elimination
Cash flows from investing activities:
Investments in subsidiaries	384,089,000	287,689,000	577,055,000	616,083,000	653,322,000
Distributions from subsidiaries	(677,582,000)	(294,107,000)	(617,567,000)	(411,074,000)	(300,891,000)
Net cash provided by (used in) investing activities	(293,493,000)	(6,418,000)	(40,512,000)	205,009,000	352,431,000
Cash flows from financing activities:
Capital contributions	(384,089,000)	(287,689,000)	(577,055,000)	(616,083,000)	(653,322,000)
Distributions to subsidiary issuer	677,582,000	294,107,000	617,567,000	411,074,000	300,891,000
Contributions from Sponsors	(384,089,000)	(287,689,000)
Distributions to subsidiaries	677,582,000	294,107,000
Net cash provided by (used in) financing activities	$ 293,493,000	$ 6,418,000	$ 40,512,000	$ (205,009,000)	$ (352,431,000)